Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxes

Note 17
Taxes

Income Taxes	Year ended December 31
	2023	2022	2021
Income tax expense (benefit)
U.S. federal
Current	$895	$1,723	$174
Deferred	666	2,240	1,004
State and local
Current	211	482	222
Deferred	1	39	202
Total United States	1,773	4,484	1,602
International
Current	6,745	9,738	4,854
Deferred	(345)	(156)	(506)
Total International	6,400	9,582	4,348
Total income tax expense (benefit)	$8,173	$14,066	$5,950
The reconciliation between the U.S. statutory federal income tax rate and the company’s effective income tax rate is detailed in the following table:

	Year ended December 31
	2023	2022	2021
Income (loss) before income taxes
United States	$8,565	$21,005	$9,674
International	21,019	28,669	11,965
Total income (loss) before income taxes	29,584	49,674	21,639
Theoretical tax (at U.S. statutory rate of 21%)	6,213	10,432	4,544
Equity affiliate accounting effect	(1,072)	(1,678)	(890)
Effect of income taxes from international operations	3,001	5,041	2,692
State and local taxes on income, net of U.S. federal income tax benefit	252	508	216
Prior year tax adjustments, claims and settlements 1	(32)	(90)	362
Tax credits	(20)	(6)	(173)
Other U.S. 1, 2	(169)	(141)	(801)
Total income tax expense (benefit)	$8,173	$14,066	$5,950

Effective income tax rate 3	27.6%	28.3%	27.5%
1	Includes one-time tax costs (benefits) associated with changes in uncertain tax positions.
2	Includes one-time tax costs (benefits) associated with changes in valuation allowances (2023 - $(84); 2022 - $(36); 2021 - $(624)).
3
The company’s effective tax rate is reflective of equity income reported on an after-tax
basis as part of the “Total Income (Loss) Before Income Tax Expense,” in accordance with U.S. Generally Accepted Accounting Principles. Chevron’s share of its equity affiliates’ total income tax expense in 2023 was $1,724.

The 2023 decrease in income tax expense of $5,893 is a result of the year-over-year decrease in total income before income tax expense, which is primarily due to lower upstream realizations and downstream margins. The company’s effective tax rate changed from 28.3 percent in 2022 to 27.6 percent in 2023. The change in effective tax rate is mainly due to mix effects resulting from the absolute level of earnings or losses and whether they arose in higher or lower tax rate jurisdictions.

The company records its deferred taxes on a
tax-jurisdiction
basis. The reported deferred tax balances are composed of the following:

	At December 31
	2023	2022
Deferred tax liabilities
Properties, plant and equipment	$20,303	$18,295
Investments and other	4,263	4,492
Total deferred tax liabilities	24,566	22,787
Deferred tax assets
Foreign tax credits	(13,560)	(12,599)
Asset retirement obligations/environmental reserves	(4,543)	(4,518)
Employee benefits	(1,785)	(2,087)
Deferred credits	(268)	(446)
Tax loss carryforwards	(3,492)	(3,887)
Other accrued liabilities	(1,416)	(746)
Inventory	(126)	(219)
Operating leases	(1,479)	(1,134)
Miscellaneous	(3,652)	(4,057)
Total deferred tax assets	(30,321)	(29,693)
Deferred tax assets valuation allowance	20,416	19,532
Total deferred taxes, net	$14,661	$12,626
Deferred tax liabilities increased by $1,779 from
year-end
2022, driven by an increase to properties, plant and equipment. Deferred tax assets increased by $628 from year-end
2022. This increase was primarily related to increases in foreign tax credits and other accrued liabilities, partially offset by decreases in tax loss carryforwards and employee benefits.
The overall valuation allowance relates to deferred tax assets for U.S. foreign tax credit carryforwards, tax loss carryforwards and temporary differences. The valuation allowance reduces the deferred tax assets to amounts that are, in management’s assessment, more likely than not to be realized. At the end of 2023, the company had gross tax loss carryforwards of approximately $9,600 and tax credit carryforwards of approximately $260, primarily related to various international tax jurisdictions. Whereas some of these tax loss carryforwards do not have an expiration date, others expire at various times from 2024 through 2042. U.S. foreign tax credit carryforwards of $13,560 will expire between 2024 and 2033.
At December 31, 2023 and 2022, deferred taxes were classified on the Consolidated Balance Sheet as follows:

	At December 31
	2023	2022
Deferred charges and other assets	$(4,169)	$(4,505)
Noncurrent deferred income taxes	18,830	17,131
Total deferred income taxes, net	$14,661	$12,626
Income taxes, including U.S. state and foreign withholding taxes, are not accrued for unremitted earnings of international operations that have been or are intended to be reinvested indefinitely, or where no taxable temporary differences exist that are attributable to unremitted earnings from an investment in a foreign entity. The indefinite reinvestment assertion continues to apply for the purpose of determining deferred tax liabilities for U.S. state and foreign withholding tax purposes. It is not practicable to estimate the amount of state and foreign withholding taxes that might be payable on the possible remittance of earnings that are intended to be reinvested indefinitely. The company does not anticipate incurring significant additional taxes on remittances of earnings that are not indefinitely reinvested.
Uncertain Income Tax Positions
The company recognizes a tax benefit in the financial statements for an uncertain tax position only if management’s assessment is that the position is more likely than not (i.e., a likelihood greater than 50 percent) to be allowed by the tax jurisdiction based solely on the technical merits of the position. The term “tax position” in the accounting standards for income taxes refers to a position in a previously filed tax return or a position expected to be taken in a future tax return that is reflected in measuring current or deferred income tax assets and liabilities for interim or annual periods.
The following table indicates the changes to the company’s unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021. The term “unrecognized tax benefits” in the accounting standards for income taxes refers to the differences between a tax position taken or expected to be taken in a tax return and the benefit measured and recognized in the financial statements. Interest and penalties are not included.

	2023	2022	2021
Balance at January 1	$5,323	$5,288	$5,018
Foreign currency effects	(27)	(2)	(1)
Additions based on tax positions taken in current year	248	30	194
Additions for tax positions taken in prior years	265	234	218
Reductions based on tax positions taken in current year	(104)	—	—
Reductions for tax positions taken in prior years	(251)	(117)	(36)
Settlements with taxing authorities in current year	(2)	(110)	(18)
Reductions as a result of a lapse of the applicable statute of limitations	—	—	(87)
Balance at December 31	$5,452	$5,323	$5,288
Approximately 79 percent of the $5,452 of unrecognized tax benefits at December 31, 2023, would have an impact on the effective tax rate if subsequently recognized. Certain of these unrecognized tax benefits relate to tax carryforwards that may require a full valuation allowance at the time of any such recognition.
The company and its subsidiaries are subject to income taxation and audits throughout the world. With certain exceptions, income tax examinations are completed through 2016 for the United States and 2007 for other major jurisdictions.
The company engages in ongoing discussions with tax authorities regarding the resolution of tax matters in the various jurisdictions. Both the outcome of these tax matters and the timing of resolution and/or closure of the tax audits are highly uncertain. Given the number of years that still remain subject to examination and the number of matters being examined in the various tax jurisdictions, the company is unable to estimate the range of possible adjustments to the balance of unrecognized tax benefits.
On the Consolidated Statement of Income, the company reports interest and penalties related to liabilities for uncertain tax positions as “Income Tax Expense (Benefit).” As of December 31, 2023, accrued expense of $229 for anticipated interest and penalties was included on the Consolidated Balance Sheet, compared with accrued benefit of $112 as of year-end
2022. Income tax expense (benefit) associated with interest and penalties was $124, $152 and $19 in 2023, 2022 and 2021, respectively.

Taxes Other Than on Income	Year ended December 31
	2023	2022	2021
United States
Import duties and other levies	$(9)	$10	$7
Property and other miscellaneous taxes	818	609	552
Payroll taxes	286	248	302
Taxes on production	801	989	628
Total United States	1,896	1,856	1,489
International
Import duties and other levies	72	63	49
Property and other miscellaneous taxes	2,004	1,789	2,174
Payroll taxes	121	122	113
Taxes on production	127	202	138
Total International	2,324	2,176	2,474
Total taxes other than on income	$4,220	$4,032	$3,963